Operating Leases - Lease Liabilities (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating leases
Current operating lease liabilities	$ 42,910	¥ 298,728
Non- current operating lease liabilities	$ 72,459	504,442
Total operating lease liabilities		¥ 803,170